LONE PEAK VALUE FUND

Schedule of Investments

June 30, 2026 (unaudited)

		Shares	Value
99.38%	COMMON STOCKS
3.10%	COMMUNICATION SERVICES
	The Walt Disney Co.	55,600	$5,351,500
10.76%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	27,100	6,459,014
	eBay, Inc.	35,800	4,000,650
	LKQ Corp.	170,200	4,481,366
	NIKE, Inc.	87,700	3,600,085
			18,541,115
7.07%	CONSUMER STAPLES
	Keurig Dr Pepper, Inc.	264,500	8,657,085
	Reynolds Consumer Products, Inc.	131,300	3,525,405
			12,182,490
1.71%	ENERGY
	Delek US Holdings, Inc.	58,000	2,946,980
19.33%	FINANCIALS
	Columbia Banking System, Inc.	132,900	4,259,445
	Community Trust Bancorp, Inc.	71,300	5,159,268
	EVERTEC, Inc.	137,100	3,808,638
	Glacier Bancorp, Inc.	77,200	3,981,976
	Global Payments, Inc.	78,700	5,710,472
	Rocket Companies, Inc.	394,600	6,214,950
	WEX, Inc.(A)	29,600	4,176,264
			33,311,013
21.13%	HEALTH CARE
	Becton Dickinson & Co.	37,600	5,690,008
	Cardinal Health, Inc.	29,200	6,936,752
	Chemed Corp.	8,600	4,005,364
	Henry Schein, Inc.(A)	94,200	7,867,584
	Johnson & Johnson	15,900	4,038,123
	Solventum Corp.(A)	102,100	7,877,015
			36,414,846

LONE PEAK VALUE FUND

Schedule of Investments

June 30, 2026 (unaudited)

		Shares	Value
24.05%	INDUSTRIALS
	Copart, Inc.(A)	157,600	$4,442,744
	Everus Construction Group, Inc.(A)	27,000	4,480,650
	HNI Corp.	126,100	5,095,701
	KBR, Inc.	132,400	4,571,772
	MSC Industrial Direct Co., Inc.	37,300	4,436,835
	OPENLANE, Inc.(A)	155,800	6,425,192
	RTX Corp.	27,600	5,236,548
	UPS, Inc. Class B	62,800	6,751,000
			41,440,442
12.23%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	76,900	9,032,674
	Photronics, Inc.(A)	49,500	1,610,235
	Salesforce, Inc.	27,200	4,261,152
	Sanmina Corp.(A)	24,400	6,175,152
			21,079,213
99.38%	TOTAL COMMON STOCKS		171,267,599
	(Cost: $136,460,164)
0.74%	MONEY MARKET FUND
	Federated Institutional Prime Obligations Fund - Institutional Class 3.700%(B	1,284,281	1,284,490
	(Cost: $1,284,490)
100.12%	TOTAL INVESTMENTS		172,552,089
	(Cost: $137,744,654)
(0.12%)	Liabilities in excess of other assets		(215,066)
100.00%	NET ASSETS		$172,337,023

(A)Non-income producing.

(B)Effective 7 day yield as of June 30, 2026 See Notes to Schedule of Investments.

LONE PEAK VALUE FUND

Schedule of Investments

June 30, 2026 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of June 30, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$171,267,599	$-	$-	$171,267,599
Money Market Fund	1,284,490	-	-	1,284,490
	$172,552,089	$-	$-	$172,552,089

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $137,744,654, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,168,597
Gross unrealized depreciation	(5,361,162)
Net unrealized appreciation (depreciation)	$34,807,435